Fair Value Measurements - Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Parenthetical) (Detail) - CAD ($) $ in Billions	Oct. 31, 2020	Oct. 31, 2019
Other equity securities [member] | Federal Reserve stock and Federal Home Loan Bank stock [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Available-for-sale securities	$ 1.5	$ 1.5